Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Payables And Accruals [Abstract]
Compensation and benefits	$ 4,088	$ 4,800
External research and development expenses	3,300	3,623
Professional services	2,096	1,795
Other liabilities	1,389	501
Accrued expenses and other liabilities	$ 10,873	$ 10,719